Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill
Note 13. Intangible Assets

	Rights to Produce and Distribute Coca-Cola trademark Products		Goodwill		Other indefinite lived intangible assets		Technology costs and management systems		Development systems		Other amortizable		Total
Balance as of January 1, 2017	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	4,579	Ps.	798	Ps.	475	Ps.	126,020
Purchases		1,288		—		7		179		920		446		2,840
Acquisition from business combinations		9,066		(6,168)		—		6		—		64		2,968
Transfer of completed development systems		—		—		—		412		(412)		—		—
Disposals		—		—		—		—		—		—		—
Effect of movements in exchange rates		(2,318)		(1,186)		101		(86)		(15)		(52)		(3,556)
Changes in value on the recognition of inflation effects		(727)		—		—		—		—		175		(552)
Effect of Venezuela (Note 3.3)		—		—		—		—		—		(139)		(139)
Capitalization of borrowing cost		—		—		—		—		—		—		—

Cost as of December 31, 2017	Ps.	92,647	Ps.	26,228	Ps.	1,356	Ps.	5,090	Ps.	1,291	Ps.	969	Ps.	127,581

Balance as of January 1, 2018	Ps.	92,647	Ps.	26,228	Ps.	1,356	Ps.	5,090	Ps.	1,291	Ps.	969	Ps.	127,581
Purchases		—		—		50		226		371		28		675
Acquisition from business combinations		4,602		—		—		26		57		291		4,976
Systems Development		—		—		—		—		—		41		41
Transfer of completed development systems		—		—		—		904		(904)		—		—
Disposals		—		—		—		(5)		—		(93)		(98)
Philippines disposal (Note 5)		(3,882)		—		—		—		—		(596)		(4,478)
Effect of movements in exchange rates		(5, 005)		(2,499)		(352)		(218)		(38)		(31)		(8,143)
Changes in value on the recognition of inflation effects		—		—		—		—		—		57		57

Cost as of December 31, 2018	Ps.	88,362	Ps.	23,729	Ps.	1,054	Ps.	6,023	Ps.	777	Ps.	666	Ps.	120,611

Balance as of January 1, 2019	Ps.	88,362	Ps.	23,729	Ps.	1,054	Ps.	6,023	Ps.	777	Ps.	666	Ps.	120,611
Purchases		—		—		—		100		334		263		697
Acquisition from business combinations		(2,887)		2,903		153		(6)		—		(185)		(22)
Transfer of completed development systems		—		—		—		398		(399)		1		—
Disposals		—		—		—		(17)		—		—		(17)
Effect of movements in exchange rates		(3,475)		(799)		(42)		(68)		(22)		13		(4,393)
Changes in value on the recognition of inflation effects		—		—		—		—		—		(6)		(6)

Cost as of December 31, 2019	Ps.	82,000	Ps.	25,833	Ps.	1,165	Ps.	6,430	Ps.	690	Ps.	752	Ps.	116,870

Accumulated amortization
Balance as of January 1, 2017		—		—		—		(1,764)		—		(292)		(2,056)

Amortization expense		—		—		—		(605)		—		(42)		(647)
Effect of movements in exchange rate		—		—		—		46		—		184		230
Effect of Venezuela (Note 3.3)		—		—		—		—		—		(120)		(120)
Impairment of Venezuela		(745)		—		—		—		—		—		(745)

Balances as of December 31, 2017	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(2,323)	Ps.	—	Ps.	(270)	Ps.	(3,338)
Amortization expense		—		—		—		(797)		—		(201)		(998)
Disposals		—		—		—		5		—		93		98
Philippines disposal (Note 5)		—		—		—		—		—		375		375
Effect of movements in exchange rate		—		—		—		141		—		(33)		108
Changes in value on the recognition of inflation effects		—		—		—		(51)		—		(1)		(52)

Balance as of December 31, 2018	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(3,025)	Ps.	—	Ps.	(37)	Ps.	(3,807)

Amortization expense		—		—		—		(819)		—		(243)		(1,062)
Disposals		—		—		—		17		—		—		17
Effect of movements in exchange rate		—		—		—		52		—		9		61
Changes in value on the recognition of inflation effects		—		—		—		(30)		—		1		(29)

Balance as of December 31, 2019	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(3,805)	Ps.	—	Ps.	(270)	Ps.	(4,820)

Balance as of December 31, 2017	Ps.	91,902	Ps.	26,228	Ps.	1,356	Ps.	2,767	Ps.	1,291	Ps.	699	Ps.	124,243

Balance as of December 31, 2018	Ps.	87,617	Ps.	23,729	Ps.	1,054	Ps.	2,998	Ps.	777	Ps.	629	Ps.	116,804

Balance as of December 31, 2019	Ps.	81,255	Ps.	25,833	Ps.	1,165	Ps.	2,625	Ps.	690	Ps.	482	Ps.	112,050

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl
The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2019		2018
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,679		1,853
Nicaragua		420		460
Costa Rica		1,442		1,417
Panamá		1,131		1,182
Colombia		4,367		4,600
Brazil		38,765		42,153
Argentina		306		327
Uruguay		2,626		3,003

Total	Ps.	107,088	Ps.	111,347

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2020-2029	Expected Volume Growth Rates 2020-2029
Mexico	7.3%	5.2%	3.5%	0.7%
Brazil	9.3%	5.6%	3.6%	2.0%
Colombia	8.9%	6.2%	3.1%	4.0%
Argentina	21.6%	14.8%	39.2%	3.7%
Guatemala	9.1%	7.1%	4.0%	8.5%
Costa Rica	13.8%	9.7%	2.2%	2.1%
Nicaragua	21.1%	12.4%	4.4%	3.0%
Panamá	8.5%	6.6%	2.0%	5.4%
Uruguay	9.4%	6.8%	7.4%	2.0%

The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
Mexico	7.4%	5.3%	4.0%	1.4%
Guatemala	9.4%	7.5%	3.2%	7.3%
Nicaragua	21.2%	11.0%	6.2%	3.8%
Costa Rica	13.9%	9.2%	4.0%	1.6%
Panama	9.2%	7.0%	2.4%	3.0%
Colombia	7.8%	5.2%	3.1%	4.0%
Brazil	10.7%	6.6%	3.8%	1.7%
Argentina	19.6%	11.3%	21.9%	2.7%

Sensitivity to Changes in Assumptions

Sumamry of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Volume Growth CAGR (1)	Effect on Valuation
Mexico	0.4%	-1.0%	Passes by 4.9x
Brazil	0.5%	-1.0%	Passes by 1.6x
Colombia	0.3%	-1.0%	Passes by 4.7x
Argentina	1.9%	-1.0%	Passes by 13.9x
Guatemala	0.4%	-1.0%	Passes by 38.5x
Costa Rica	0.8%	-1.0%	Passes by 3.4x
Nicaragua	1.4%	-1.0%	Passes by 1.1x
Panamá	0.2%	-1.0%	Passes by 9.7x
Uruguay	0.3%	-1.0%	Passes by 3x

(1)	Compound Annual Growth Rate (CAGR)